Total
DWS ESG Core Equity Fund
DWS ESG Core Equity Fund(formerly DWS Mid Cap Value Fund)
Investment Objective
The fund seeks long-term growth of capital, current income and growth of income.
Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 13), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 43) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - DWS ESG Core Equity Fund - USD ($)		Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price		5.75%	2.50%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	[1]	none	none	1.00%	none	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)		$ 20	none	$ 20	none	none	none	$ 20
[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - DWS ESG Core Equity Fund		Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Management fee	[1]	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution/service (12b-1) fees		0.24%	0.25%	1.00%	0.50%	none	none	none
Other expenses	[2]	0.31%	0.42%	0.29%	0.41%	0.19%	0.26%	0.30%
Total annual fund operating expenses		1.02%	1.14%	1.76%	1.38%	0.66%	0.73%	0.77%
Fee waiver/expense reimbursement		none	0.10%	none	0.09%	none	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement		1.02%	1.04%	1.76%	1.29%	0.66%	0.73%	0.77%
[1]	"Management fee" is restated to reflect the fund's new management fee rate effective September 23, 2019.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through February 28, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.04% and 1.29%, for Class T and Class R, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class T and Class R) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - DWS ESG Core Equity Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 673	$ 353	$ 279	$ 131	$ 67	$ 75	$ 79
3 Years	881	594	554	428	211	233	246
5 Years	1,106	853	954	747	368	406	428
10 Years	$ 1,751	$ 1,593	$ 2,073	$ 1,650	$ 822	$ 906	$ 954

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS ESG Core Equity Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 673	$ 353	$ 179	$ 131	$ 67	$ 75	$ 79
3 Years	881	594	554	428	211	233	246
5 Years	1,106	853	954	747	368	406	428
10 Years	$ 1,751	$ 1,593	$ 2,073	$ 1,650	$ 822	$ 906	$ 954

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks, which meet the Advisor's sustainability criteria at the time of investment. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund's benchmark. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Prior to considering financial information, the security selection process evaluates an issuer based on Environmental, Social and Corporate Governance (ESG) criteria. An issuer's performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of the Advisor, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating for each issuer is derived from multiple factors, including:

  Level of involvement in controversial sectors and weapons;
  Adherence to corporate governance principles (including, but not limited to: composition, effectiveness and independence of the board of directors; remuneration; and relations with shareholders, including shareholder voting rights);
  ESG performance relative to a peer group of issuers; and
  Efforts to meet the United Nations' Sustainable Development Goals.

Active trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on US and world economies and markets. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Quantitative model risk. The fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund's portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.

Prior to September 23, 2019, the fund operated with a different investment strategy. Prior to September 3, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

For Class R shares, historical performance prior to class inception is based on the performance of the fund's Class A shares adjusted to reflect the higher expenses of Class R.

Class T had not commenced investment operations as of the date of this prospectus. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	14.80%	March 31, 2013
Worst Quarter	-19.54%	September 30, 2011

Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - DWS ESG Core Equity Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Aug. 01, 2005	20.35%	4.95%	9.71%
Class A | After tax on distributions		18.37%	2.87%	8.44%
Class A | After tax on distributions and sale of fund shares		13.57%	3.64%	7.83%
Class T | before tax	Mar. 15, 2017	24.59%	5.66%	10.07%
Class C | before tax	Aug. 01, 2005	26.76%	5.41%	9.53%
Class R | before tax	Mar. 01, 2011	27.48%	5.94%	10.10%
INST Class | before tax	Aug. 01, 2005	28.16%	6.50%	10.67%
Class S | before tax	Aug. 01, 2005	28.00%	6.46%	10.62%
Class S | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		31.43%	11.48%	13.54%
Class S | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		27.06%	7.62%	12.41%

Average Annual Total Returns - DWS ESG Core Equity Fund - Class R6	Class Inception	1 Year	5 Years	Since Inception
before tax	Aug. 25, 2014	28.06%	6.54%	6.18%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		31.43%	11.48%	11.48%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		27.06%	7.62%	7.70%

The Russell 1000® Index replaced the Russell Midcap® Value Index as the fund's principal benchmark index because the Advisor believes that the Russell 1000® Index more accurately reflects the fund's current investment strategies.